EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
EMPLOYEE BENEFITS
Defined Contribution Plan, Cost	$ 35,869	$ 33,550	$ 24,141